Taxes Based on Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Current:
U.S. federal tax	$ 0.6	$ (39.2)	$ (54.0)
State taxes	(1.0)	(6.9)	(2.9)
International taxes	79.2	87.7	52.6
Total	78.8	41.6	(4.3)
Deferred:
U.S. federal tax	(9.9)	(14.4)	(44.6)
State taxes	(1.4)	7.5	(7.0)
International taxes	11.0	(37.5)	(36.1)
Total	(0.3)	(44.4)	(87.7)
Provision for (benefit from) income taxes from continuing operations	$ 78.5	$ (2.8)	$ (92.0)